Recently Issued International Financial Reporting Standards - Condensed Consolidated Statements of Profit or Loss and Comprehensive Loss (Detail) - EUR (€) € / shares in Units, € in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Condensed Income Statements, Captions [Line Items]
Revenue		€ 6,543	€ 6,237	[1]	€ 16,464	€ 10,121	[1]
Operating result		(11,916)	(7,952)	[1]	(17,831)	(17,120)	[1]
Total comprehensive loss for the period		€ (4,557)	€ (19,588)	[1]	€ (13,005)	€ (39,306)	[1]
Basic (and diluted) loss per share	[2]	€ (0.20)	€ (1.01)	[1]	€ (0.60)	€ (2.07)	[1]
Previously stated [member]
Condensed Income Statements, Captions [Line Items]
Revenue			€ 4,027			€ 6,313
Operating result			(10,162)			(20,928)
Total comprehensive loss for the period			€ (21,798)			€ (43,114)
Basic (and diluted) loss per share			€ (1.12)			€ (2.27)
Increase (decrease) due to application of IFRS 15 [member]
Condensed Income Statements, Captions [Line Items]
Revenue			€ 2,210			€ 3,808
Operating result			2,210			3,808
Total comprehensive loss for the period			€ 2,210			€ 3,808
Basic (and diluted) loss per share			€ 0.11			€ 0.20

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.
[2]	For the periods included in these financial statements, share options were excluded from the diluted loss per share calculation as the Company was in a loss position in each period presented above. As a result, basic and diluted loss per share is equal.